Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

Note 12 – Leases

The Company has obligations as a lessee for office space with initial non-cancellable terms in excess of one year. The Company classified the lease as an operating lease. The lease contains a renewal option for a period of five years. Because the Company is certain to exercise the renewal option, the optional period is included in determining the lease term, and associated payments under the renewal option are included in the lease payments. The Company’s lease does not include termination options for either party to the lease or restrictive financial or other covenants. Payments due under the lease contract include fixed payments plus a variable Payment. The Company’s office space lease requires it to make variable payments for the Company’s proportionate share of building’s property taxes, insurance, and common area maintenance. These variable lease payments are not included in lease payments used to determine lease liability and are recognized as variable costs when incurred.

Amounts reported on the balance sheet as of December 31, 2023 were as follows:

Operating lease ROU asset	$646,779
Operating Lease liability - Short-term	$118,670
Operating lease liability - Long-term	$539,035
Remaining lease term	6 years
Discount rate	6%

Amounts disclosed for ROU assets obtained in exchange for lease obligations and reductions of ROU assets resulting from reductions of lease obligations include amounts reduced from the carrying amount of ROU assets resulting from deferred rent.

Maturities of lease liabilities under non-cancellable operating leases at December 31, 2023 are as follows:

2024	$118,670
2025	$118,862
2026	$112,582
2027	$106,042
2028	$99,881
Thereafter	$101,667